Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Borrowings [Abstract]
Schedule of Long-Term and Short-Term Loans and Borrowings

Long-term and short-term loans and borrowings are as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Total loans and borrowings	835,800	576,751	448,519
Less: loans and borrowings – current	256,729	217,680	169,282
Loans and borrowings – non-current	579,071	359,071	279,237

Schedule of Bank Borrowings

Bank borrowings comprised of the following:

					As of December 31,
Loans and	Principal	Maturity	Interest	Repayment
borrowings	amount	Date	Rate	Method	2024	2025	2025
	S$				S$	S$	$
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan II	275,000	July 31, 2025	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%	Monthly Repayment	56,322	-	-
ANEXT Bank Loan	300,000	January 26, 2028	Fixed at 8.80%	Monthly Repayment	200,223	141,115	109,740
Standard Chartered Bank Business Installment Loan	300,000	August 31, 2028	0.72% below prevailing Business Instalment Loan Board Rate	Monthly Repayment	230,670	174,179	135,453
OCBC Business Term Loan	300,000	August 31, 2028	4.25% below prevailing Business Term Rate	Monthly Repayment	233,111	174,314	135,558
DBS SME Working Capital Loan II	150,000	August 9, 2028	Fixed at 7.75%	Monthly Repayment	115,474	87,143	67,768
Total loans and borrowings					835,800	576,751	448,519

Schedule of Company’s Outstanding Loans and Borrowings

The maturity dates for the Company’s outstanding loans and borrowings as of December 31, 2025 are as follows:

	S$	$
2026	256,713	199,637
2027	256,713	199,637
2028	126,349	98,257
Thereafter	—	—
Total loans and borrowings	639,775	497,531
Less: Imputed interest	(63,024)	(49,012)
Present value of loans and borrowings	576,751	448,519